Share capital (Narrative) (Details) $ / shares in Units, $ in Thousands			1 Months Ended	6 Months Ended	12 Months Ended
	Apr. 04, 2018 USD ($) $ / shares shares	Apr. 04, 2018 $ / shares	Jul. 31, 2018 USD ($) shares	Oct. 31, 2019 shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($)	Nov. 15, 2019 shares
Disclosure of classes of share capital [line items]
Proceeds from issuing shares | $						$ 17,412
Number of shares approved under normal course issuer bid							11,310,386
Shares approved under normal course issuer bid as a percentage of issued and outstanding common shares							5.00%
Maximum daily purchases of common shares under normal course issuer bid				33,499
Percentage of average daily trading volume for common shares				25.00%
Shares repurchased and cancelled under normal course issuer bid (shares)					1,108,920
Shares repurchased and cancelled under normal course issuer bid | $					$ 958
Average acquisition price per share | $ / shares					$ 0.86
Gold Fields Limited [Member]
Disclosure of classes of share capital [line items]
Percentage of interest in common share	9.90%
Issuance of common shares	22,354,657		22,354,657
Common shares (in dollars per share) | (per share)	$ 0.79	$ 1.01
Proceeds from issuing shares | $	$ 17,600		$ 17,600
Period of share holding for entity	5 years